                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

1.   Name and address of issuer:

                           FRANK RUSSELL INVESTMENT COMPANY

2.   Name of each series or class of funds for which this notice is filed:

                           SEE ATTACHED INSERT A

3.   Investment Company Act File Number:    811-3153

     Securities Act File Number:            2-71299

4.   Last day of fiscal year for which this notice is filed:

                                    12/31/95

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                      / /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

                                    N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                       0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                                       0

9.   Number and aggregate sale price of securities sold during the fiscal year:

                           SEE ATTACHED INSERT B

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                           SEE ATTACHED INSERT B

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                           SEE ATTACHED INSERT C

12.  Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the
       fiscal year in reliance on rule 24f-2 (from Item 10):     $ 7,776,874,063

(ii)   Aggregate price of shares issued in connection with
       dividend reinvestment plans (from Item 11, if
       applicable):                                              +   464,152,962

(iii)  Aggregate price of shares redeemed or repurchased
       during the fiscal year (if applicable):                   - 7,471,427,496

(iv)   Aggregate price of shares redeemed or repurchased and
       previously applied as a reduction to filing fees
       pursuant to rule 24e-2 (if applicable):                   +      0

(v)    Net aggregate price of securities sold and issued
       during the fiscal year in reliance on rule 24f-2
       [line (i), plus line (ii), less line (iii), plus line
       (iv)] (if applicable):                                        769,599,529

(vi)   Multiplier prescribed by Section 6(b) of the
       Securities Act of 1933 or other applicable law or
       regulation (see Instruction C.6):                         x        1/2900

(vii)  Fee due [line (i) or line (v) multiplied by line
       (vi)]:                                                         265,379.15

Instruction:      Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                             |X|

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                    FEBRUARY 27, 1996

                                   Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Deedra S. Walkey
                           ----------------------------
                           Deedra S. Walkey, Assistant Secretary

Date:  February 28, 1996

  * Please print the name and title of the signing officer below the signature.

Insert A

Equity I Fund
Equity II Fund
Equity III Fund
Equity Q Fund
International Fund
Emerging Markets Fund
Fixed Income I Fund
Fixed Income II Fund
Fixed Income III Fund
Money Market Fund
Diversified Equity Fund
Special Growth Fund
Equity Income Fund
Quantitative Equity Fund
International Securities Fund
Real Estate Securities Fund
Diversified Bond Fund
Volatility Constrained Bond Fund
Multistrategy Bond Fund
Limited Volatility Tax Free Fund
U.S. Government Money Market Fund
Tax Free Money Market Fund

Insert B

------------------------------------    ---------------------     ---------------------------
                                                                    AGGREGATE SALE
                                                                        PRICE OF
               FUND                      NUMBER OF SHARES           SECURITIES SOLD
------------------------------------    ---------------------     ---------------------------
Equity I                                           8,042,540       $      218,753,104
------------------------------------    ---------------------     ---------------------------
Equity II                                          3,638,096              101,842,162
------------------------------------    ---------------------     ---------------------------
Equity III                                         1,995,925               55,610,295
------------------------------------    ---------------------     ---------------------------
Equity Q                                           6,435,805              185,897,050
------------------------------------    ---------------------     ---------------------------
Fixed I                                           13,120,392              272,492,800
------------------------------------    ---------------------     ---------------------------
Fixed II                                           5,221,430               96,387,044
------------------------------------    ---------------------     ---------------------------
Fixed III                                         10,309,335              102,755,822
------------------------------------    ---------------------     ---------------------------
International                                      7,634,975              268,170,782
------------------------------------    ---------------------     ---------------------------
Emerging Markets                                   8,376,850               94,656,077
------------------------------------    ---------------------     ---------------------------
Money Market                                   4,628,769,576             4,628,769,576
------------------------------------    ---------------------     ---------------------------
Diversified Equity                                 4,083,541              150,019,014
------------------------------------    ---------------------     ---------------------------
Special Growth                                     3,140,651              117,908,654
------------------------------------    ---------------------     ---------------------------
Equity Income                                      1,419,456               52,652,979
------------------------------------    ---------------------     ---------------------------
Quantitative Equity                                4,324,277              124,379,767
------------------------------------    ---------------------     ---------------------------
Diversified Bond                                   7,173,629              163,517,029
------------------------------------    ---------------------     ---------------------------
Volatility Constrained Bond                        4,380,834               83,390,317
------------------------------------    ---------------------     ---------------------------
Multistrategy Bond                                 9,709,055               94,838,687
------------------------------------    ---------------------     ---------------------------
International Securities                           3,789,941              207,530,515
------------------------------------    ---------------------     ---------------------------
Limited Volatility Tax Free                        1,982,132               41,531,111
------------------------------------    ---------------------     ---------------------------
Real Estate Securities                             4,842,544              108,140,650
------------------------------------    ---------------------     ---------------------------
U.S. Gov't Money Market                          474,116,728              474,116,728
------------------------------------    ---------------------     ---------------------------
Tax Free Money Market                            133,513,900              133,513,900
------------------------------------    ---------------------     ---------------------------

------------------------------------    ---------------------     ---------------------------
Series Total                                   5,346,021,612         $  7,776,874,063
------------------------------------ ------------------------     ---------------------------

Insert C

----------------------------   ---------------------------------------   ---------------------------------------
                                                                                       AGGREGATE SALE
                                                                                          PRICE OF
FUND                           NUMBER OF SHARES                                        SECURITIES SOLD
----------------------------   ---------------------------------------   ---------------------------------------
Equity I                                          2,917,909                            $  80,302,078
----------------------------   ---------------------------------------   ---------------------------------------
Equity II                                           938,560                               26,562,854
----------------------------   ---------------------------------------   ---------------------------------------
Equity III                                          841,738                               24,119,117
----------------------------   ---------------------------------------   ---------------------------------------
Equity Q                                          1,857,979                               55,099,559
----------------------------   ---------------------------------------   ---------------------------------------
Fixed I                                           1,572,860                               32,941,373
----------------------------   ---------------------------------------   ---------------------------------------
Fixed II                                            498,074                                9,137,877
----------------------------   ---------------------------------------   ---------------------------------------
Fixed III                                         1,373,663                               13,707,352
----------------------------   ---------------------------------------   ---------------------------------------
International                                       885,952                               31,552,804
----------------------------   ---------------------------------------   ---------------------------------------
Emerging Markets                                     90,071                                  985,053
----------------------------   ---------------------------------------   ---------------------------------------
Money Market                                      1,601,278                                1,601,278
----------------------------   ---------------------------------------   ---------------------------------------
Diversified Equity                                1,155,887                               44,249,578
----------------------------   ---------------------------------------   ---------------------------------------
Special Growth                                      483,880                               18,530,761
----------------------------   ---------------------------------------   ---------------------------------------
Equity Income                                       338,403                               12,788,889
----------------------------   ---------------------------------------   ---------------------------------------
Quantitative Equity                               1,137,910                               34,236,981
----------------------------   ---------------------------------------   ---------------------------------------
Diversified Bond                                    841,387                               19,186,853
----------------------------   ---------------------------------------   ---------------------------------------
Volatility Constrained Bond                         400,321                                7,621,504
----------------------------   ---------------------------------------   ---------------------------------------
Multistrategy Bond                                1,058,466                               10,420,169
----------------------------   ---------------------------------------   ---------------------------------------
International Securities                            370,011                               20,569,490
----------------------------   ---------------------------------------   ---------------------------------------
Limited Volatility Tax Free                          76,958                                1,614,988
----------------------------   ---------------------------------------   ---------------------------------------
Real Estate Securities                              548,366                               12,360,832
----------------------------   ---------------------------------------   ---------------------------------------
U.S. Gov't Money Market                           5,695,155                                5,695,155
----------------------------   ---------------------------------------   ---------------------------------------
Tax Free Money Market                               868,417                                  868,417
----------------------------   ---------------------------------------   ---------------------------------------

----------------------------   ---------------------------------------   ---------------------------------------
Series Total                                     25,553,245                             $464,152,962
----------------------------   ---------------------------------------   ---------------------------------------

                      STRADLEY RONON STEVENS & YOUNG, LLP
                            2600 One Commerce Square
                     Philadelphia, Pennsylvania  19103-7098
                                 (215) 564-8000




Direct Dial: (215) 564-8074



                               February 23, 1996




Frank Russell Investment Company
909 A. Street
P.O. Box 1591
Tacoma, Washington  98402

Gentlemen:

                 Frank Russell Investment Company (the "Company") is a Massachusetts Business Trust existing under the laws of the Commonwealth of Massachusetts which is the successor to the business of a Maryland corporation of the same name (the "Corporation"). This firm acted as legal counsel for the Corporation during and subsequent to its incorporation and during its registration under the Investment Company Act of 1940, as amended ("1940 Act") and the registration of its shares under the Securities Act of 1933, as amended ("1933 Act"), and has continued to the date hereof to act as the Company's legal counsel.

                 We have examined the Corporation's Articles of Incorporation and By-laws; its Notification of Registration on Form N-8A under the 1940 Act, and its Registration Statements under the 1933 Act and the 1940 Act (both on Form N-l and as more recently amended on Form N-1A), and the Company's Master Trust Agreement dated July 26, 1984 and its By-laws, all as amended to the date of this opinion; and such other documents, including the minutes of Trustees' meetings, which we deem necessary or appropriate to this opinion.

Frank Russell Investment Company
February 23, 1996
Page 2


                 The Master Trust Agreement establishing the Company authorizes the Company to issue an unlimited number of shares of beneficial interest, and created seven Sub-Trusts, each authorized to issue without specific allocation an unlimited number of shares of beneficial interest of the par value of one cent ($.01) per share. Their names are Equity I Fund; Equity II Fund; Equity III Fund; Fixed Income I Fund; Fixed Income II Fund; International Fund; and Money Market Fund. In addition, the company, by proper action, amended the Master Trust Agreement on May 29, 1985, to create eight new Sub-Trusts, again with authority for each to issue without specific allocation an unlimited number of shares of beneficial interest. These Sub-Trusts are named:
Diversified Equity Fund; Special Growth Fund; Equity Income Fund; Diversified Bond Fund; Volatility Constrained Bond Fund; International Securities Fund; US Government Money Market Fund; and Limited Volatility Tax Free Fund. The Company has authority to establish, by action of the Trustees without shareholder approval, additional Sub-Trusts. By authority of the Trustees at their January 26, 1987 meeting, Amendment No. 3 to the Amended Master Trust Agreement was adopted and ordered filed; this designated four additional Sub-Trusts named, respectively, Tax Free Money Market Fund, Quantitative Equity Fund, Russell 1000 Index Fund, and Equity Q Fund. On January 23, 1989, the Company's Trustees executed Amendment No. 4 to the Amended Master Trust Agreement establishing a new Sub-Trust designated the "Real Estate Securities Fund." All but the Sub-Trust designated Russell 1000 Index Fund were activated prior to 1990. On May 11, 1992, the Trustees executed Amendment No. 5 to the Amended Master Trust Agreement to establish the Emerging Markets Fund, the Fixed Income III Fund, and the Multistrategy Bond Fund as Sub-Trusts.

                 An indefinite number of shares of all classes, series and Sub-Trusts in the aggregate has been registered by the Company and its predecessor under the 1933 Act since the effectiveness of its 1933 Act Registration Statement on October 15, 1981, pursuant to Section 24(f) of the 1940 Act and Rule 24f-2. By proper action, the Company adopted the Corporation's Registration Statements as its own.

                 You have now advised us, under cover of Mary E. Hughs' letter of February 21, 1996, that in addition to shares issued as income dividends or capital gains, during the Company's fiscal year ended December 31, 1995, the Company issued shares of beneficial interest from each series (in number and of an aggregate public offering price) as set forth in the following table, and that the Company will file a Rule 24f-2 Notice with

Frank Russell Investment Company
February 23, 1996
Page 3


the U.S. Securities and Exchange Commission to make definite the registration of these shares:

      Fund                           Number of Shares       Amount Sold
      ----                           ----------------       -----------
Equity I                                   8,042,540       $ 218,753,104
Equity II                                  3,638,096          101,842,162
Equity III                                 1,995,925           55,610,295
Equity Q                                   6,435,805          185,897,050
International                              7,634,975          268,170,782
Emerging Markets                           8,376,850           94,656,077
Fixed Income I                            13,120,392          272,492,800
Fixed Income II                            5,221,430           96,387,044
Fixed Income III                          10,309,335          102,755,822
Money Market                           4,628,769,576        4,628,769,576
Diversified Equity                         4,083,541          150,019,014
Special Growth                             3,140,651          117,908,654
Equity Income                              1,419,456           52,652,979
Quantitative Equity                        4,324,277          124,379,767
International Securities                   3,789,941          207,530,515
Diversified Bond                           7,173,629          163,517,029
Volatility Constrained Bond                4,380,834           83,390,317
Multistrategy Bond                         9,709,055           94,838,687
Limited Volatility Tax Free                1,982,132           41,531,111
Real Estate Securities Fund                4,842,544          108,140,650
U.S Government Money Market              474,116,728          474,116,728
Tax Free Money Market                    133,513,900          133,513,900
                                       -------------       --------------
TOTAL                                  5,346,021,612       $7,776,874,063
                                       =============       ==============

                 The Company has now requested the opinion of this firm in order to comply with the Notice requirements of the said Rule and for the purpose of completing the registration under the 1933 Act of the shares of the various classes, series or Sub-Trusts of the Company sold during the fiscal year as enumerated in the table above. You have advised us that all of such shares were sold in accordance with the Company's usual method of distributing its registered shares, whereby currently effective prospectuses are made available for delivery to offerees and purchasers of shares in accordance with
Section 5(b) of the 1933 Act.

                 Based upon the foregoing information and examination, it is our opinion that the Company is a valid and subsisting Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts, that the registration of the shares of

Frank Russell Investment Company
February 23, 1996
Page 4


beneficial interest of the several series, classes or Sub-Trusts of the Company was proper, that such shares which were issued for a consideration which was deemed by the Board of Trustees consistent with the Master Trust Agreement as amended, were legally issued, fully-paid, and non-assessable shares of beneficial interest, and that the holders of such shares had all the rights provided for with respect to such shares by the Master Trust Agreement, as amended, and the laws of the Commonwealth of Massachusetts. As noted in the Company's Statement of Additional Information, under certain unlikely circumstances a holder of shares of a Massachusetts business trust may be held personally liable for obligations of the trust. The Master Trust Agreement contains an express disclaimer of shareholder liability, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or for the company. This disclaimer may not be effective in some jurisdictions or as to certain types of claims. The Master Trust agreement provides for the defense of any shareholder for claims arising out of the business of the Company.


                 We hereby consent to the use of this opinion as an exhibit to the Company's Notice under 1940 Act Rule 24f-2, covering the registration of the said shares under the 1933 Act and the applications and registration statements, and amendments thereto, filed in accordance with the securities laws of the several states in which shares of beneficial interest of the classes, series or Sub-Trusts of the Company are offered. We further consent to reference in the Prospectus of the Company to the fact that this opinion concerning the legality of the issue has been rendered by us.

                                          Very truly yours,

                                          STRADLEY, RONON, STEVENS & YOUNG, LLP



                                          By: /s/ Steven M. Felsenstein
                                              ---------------------------------
                                                  Steven M. Felsenstein